Offerings	Oct. 17, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.001 per share to be issued pursuant to the Tvardi Therapeutics, Inc. 2018 Stock Incentive Plan
Amount Registered | shares	715,934
Proposed Maximum Offering Price per Unit	3.20
Maximum Aggregate Offering Price	$ 2,290,988.80
Fee Rate	0.01381%
Amount of Registration Fee	$ 316.39
Offering Note	Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement shall also cover any additional shares of Common Stock ("Common Stock") of Tvardi Therapeutics, Inc. (the "Registrant") that become issuable under the Registrant's 2018 Stock Incentive Plan (the "2018 Plan"), 2025 Equity Incentive Plan (the "2025 Plan") and 2025 Employee Stock Purchase Plan (the "2025 ESPP") by reason of any stock dividend, stock split, recapitalization or other similar transaction. The amount registered represents shares of Common Stock reserved for issuance upon the exercise of outstanding stock options granted under the 2018 Plan. The proposed maximum aggregate offering price per unit and proposed maximum aggregate offering price for the 715,934 shares of Common Stock reserved for issuance upon the exercise of outstanding stock options granted under the 2018 Plan are made pursuant to Rule 457(h)(1) of the Securities Act solely for purposes of calculating the registration fee, and are calculated using the weighted-average exercise price of such stock options of $3.20 per share.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.001 per share to be issued pursuant to the Tvardi Therapeutics, Inc. 2025 Equity Incentive Plan
Amount Registered | shares	935,554
Proposed Maximum Offering Price per Unit	6.33
Maximum Aggregate Offering Price	$ 5,922,056.82
Fee Rate	0.01381%
Amount of Registration Fee	$ 817.84
Offering Note	Pursuant to Rule 416(a) under the Securities Act, this Registration Statement shall also cover any additional shares of Common Stock that become issuable under the Registrant's 2025 Equity Incentive Plan (the "2025 Plan") by reason of any stock dividend, stock split, recapitalization or other similar transaction. The amount registered represents shares of Common Stock reserved for future grant under the 2025 Plan. The 2025 Plan provides that the number of shares initially reserved and available for issuance under the 2025 Plan may be increased at the discretion of the Registrant's board of directors on January 1 of each year for a period of five years, commencing on January 1, 2026 and ending on January 1, 2030, in an amount not to exceed 5% of the total number of shares of the Fully Diluted Common Stock (as defined in the 2025 Plan) determined on December 31 of the preceding year, if the Registrant's board of directors acts prior to January 1 of a given year to provide that the increase for such year will occur and to determine the applicable number of additional shares of our common stock. In the absence of action by the Registrant's board of directors, no such increase will automatically occur. The proposed maximum aggregate offering price per unit and proposed maximum aggregate offering price for the 935,554 shares of Common Stock reserved for future grant under the 2025 Plan are made pursuant to Rule 457(h)(1) and Rule 457(c) of the Securities Act solely for purposes of calculating the registration fee, and are based upon the average of the high and low prices of the Common Stock on October 13, 2025, as reported on the Nasdaq Capital Market.
Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.001 per share to be issued pursuant to the Tvardi Therapeutics, Inc. 2025 Employee Stock Purchase Plan
Amount Registered | shares	93,555
Proposed Maximum Offering Price per Unit	6.33
Maximum Aggregate Offering Price	$ 592,203.15
Fee Rate	0.01381%
Amount of Registration Fee	$ 81.78
Offering Note	Pursuant to Rule 416(a) under the Securities Act, this Registration Statement shall also cover any additional shares of Common Stock that become issuable under the Registrant's 2025 Employee Stock Purchase Plan (the "2025 ESPP") by reason of any stock dividend, stock split, recapitalization or other similar transaction. The amount registered represents 93,555 shares of Common Stock reserved for future grant under the 2025 ESPP. The 2025 ESPP provides that the number of shares initially reserved for issuance under the 2025 ESPP will automatically increase on January 1 of each year for a period of up to ten years, beginning on January 1, 2026 and continuing through and including January 1, 2035, by an amount equal to the lesser of (i) 1% of the total number of shares of the Fully Diluted Common Stock (as defined in the 2025 ESPP) determined on December 31 of the preceding year, and (ii) a number of shares equal to three times the Initial Share Reserve (as defined in the 2025 ESPP). Notwithstanding the foregoing, the Registrant's board of directors may act prior to January 1st of a given year to provide that the increase for such year will be a lesser number of shares. The proposed maximum aggregate offering price per unit and proposed maximum aggregate offering price for the 93,555 shares of Common Stock reserved for future grant under the 2025 ESPP are made pursuant to Rule 457(h)(1) and Rule 457(c) of the Securities Act solely for purposes of calculating the registration fee, and are based upon the average of the high and low prices of the Common Stock on October 13, 2025, as reported on the Nasdaq Capital Market.